Property and Equipment: Major classes of assets (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Major classes of assets

	2012	2011
Office and computer equipment	$342,405	$352,227
Manufacturing and installation equipment	272,488	260,624
Leasehold improvements	759,304	759,304
Vehicles	404,720	422,803
Sub Total	1,778,917	1,794,958
Accumulated Depreciation	(1,117,762)	(944,207)
Net	$661,156	$850,751